Plant and equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment
	March 31, 2020			December 31, 2019
	Cost	Accumulated depreciation	Net book value	Net book value

Leasehold improvements	$56,467	$16,911	39,556	$32,405
Computer and office equipment	854,247	559,450	294,797	312,824
Fixtures and fittings	142,417	72,399	70,018	57,598
Vehicles	96,071	28,475	67,596	72,526
Computer software	123,552	83,664	39,888	45,372
	$1,272,754	$760,899	511,855	$520,725

	December 31, 2019			December 31, 2018
	Cost	Accumulated depreciation	Net book value	Net book value

Leasehold improvements	$47,291	$(14,886)	$32,405	$8,038
Computer and office equipment	835,793	(522,969)	312,824	258,448
Fixtures and fittings	135,869	(78,271)	57,598	62,795
Vehicles	98,115	(25,589)	72,526	88,262
Computer software	125,831	(80,459)	45,372	58,504
	$1,242,899	$(722,174)	$520,725	$476,047